Components of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished goods	$ 26,059	$ 41,365
Work in process	30,830	25,090
Raw materials	24,629	27,731
Inventory, Net	$ 81,518	$ 94,186